Dear Variable Annuity Owner:

The year 2003 was quite a relief for most investors. In the U.S., equity markets were strong with the S&P 500 Index showing a 28.68% return. For many stocks, this was the first positive return year since 1999. A major tax cut from Congress and Fed reassurances of continued low interest rates have helped confidence in economic growth. Historically low short term interest rates have led to very low money market returns. The U.S. bond markets showed positive returns as well, as evidenced by the 4.10% increase for 2003 in the Lehman Brothers U.S. Aggregate Index. International equity markets were also strong, with many regions showing double digit gains. The Ultra Series Fund section of this booklet contains a more detailed discussion of 2003 results and the current outlook. We encourage you to read it.

This booklet is divided into two sections. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

Statements of Assets and Liabilities.........   page  2
Statements of Operations.....................   page  4
Statements of Changes in Net Assets..........   page  5
Notes to Financial Statements...............    page  8
Report of Independent Auditors..............    page 13

The second section of this booklet contains the annual reports for the Ultra Series Fund, the underlying mutual fund supporting the subaccounts. The Ultra Series Fund includes the Money Market Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund, and International Stock Fund.

We at CUNA Mutual Life Insurance Company are committed to serving you and helping you achieve your long term retirement investment needs. We do not take the trust you place in us for granted, and we will work hard to continue to earn that trust. We look forward to serving you in the future.

Sincerely,

/s/ Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                      MONEY                         HIGH                       GROWTH AND
                                                     MARKET          BOND          INCOME        BALANCED     INCOME STOCK
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                  ------------   ------------   ------------   ------------   ------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:
   (note 2)

Money Market Fund,
   36,852,366 shares at net asset value of
   $1.00 per share (cost $36,852,366)             $ 36,852,366   $         --   $         --   $         --   $         --

Bond Fund,
   13,554,827 shares at net asset value of
   $10.43 per share (cost $142,902,575)                     --    141,369,728             --             --             --

High Income Fund,
   3,830,332 shares at net asset value of
   $10.16 per share (cost $37,382,767)                      --             --     38,903,389             --             --

Balanced Fund,
   9,313,150 shares at net asset value of
   $18.04 per share (cost $165,848,375)                     --             --                   168,041,871             --

Growth and Income Stock Fund,
   4,635,483 shares at net asset value of
   $27.52 per share (cost $124,472,470)                     --             --             --                   127,548,085
                                                  ------------   ------------   ------------   ------------   ------------
      Total assets                                  36,852,366    141,369,728     38,903,389    168,041,871    127,548,085
                                                  ------------   ------------   ------------   ------------   ------------
LIABILITIES:

Accrued adverse mortality and
   expense charges                                      38,782        145,101         38,982        169,488        126,901
                                                  ------------   ------------   ------------   ------------   ------------
      Total liabilities                                 38,782        145,101         38,982        169,488        126,901
                                                  ------------   ------------   ------------   ------------   ------------
      Net assets                                  $ 36,813,584   $141,224,627   $ 38,864,407   $167,872,383   $127,421,184
                                                  ============   ============   ============   ============   ============
CONTRACT OWNERS' EQUITY:

Contracts in accumulation period
   (note 5)                                       $ 36,813,584   $141,137,305   $ 38,815,944   $167,498,746   $127,320,100
Contracts in annuity period
   (note 2 and note 5)                                      --         87,322         48,463        373,637        101,084
                                                  ------------   ------------   ------------   ------------   ------------
      Total contract owners' equity               $ 36,813,584   $141,224,627   $ 38,864,407   $167,872,383   $127,421,184
                                                  ============   ============   ============   ============   ============
      Total units outstanding
        (note 5 and note 6)                          3,570,971     11,703,348      3,172,757     17,384,310     15,330,913
                                                  ============   ============   ============   ============   ============
      Net asset value per unit                    $      10.31   $      12.07   $      12.25   $       9.66   $       8.31
                                                  ============   ============   ============   ============   ============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                December 31, 2003

                                                    CAPITAL                    MULTI-CAP
                                                 APPRECIATION     MID-CAP       GROWTH        GLOBAL      INTERNATIONAL
                                                    STOCK          STOCK         STOCK      SECURITIES        STOCK
                                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                 ------------   -----------   -----------   -----------   -------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:
   (note 2)

Capital Appreciation Stock Fund,
   4,668,968 shares at net asset value of
   $18.19 per share (cost $87,631,528)           $ 84,941,168   $        --   $        --   $        --   $          --

Mid-Cap Stock Fund,
   4,226,801 shares at net asset value of
   $14.66 per share (cost $55,944,282)                           61,958,611            --            --              --

Multi-Cap Growth Stock Fund,
   4,872,995 shares at net asset value of
   $6.20 per share (cost $27,899,018)                      --                  30,215,897            --              --

Global Securities Fund,
   608,932 shares at net asset value of
   $9.72 per share (cost $5,075,029)                       --            --            --     5,921,234              --

International Stock Fund,
   1,316,714 shares at net asset value of
   $9.54 per share (cost $10,697,599)                      --            --            --            --      12,560,482
                                                 ------------   -----------   -----------   -----------   -------------
      Total assets                                 84,941,168    61,958,611    30,215,897     5,921,234      12,560,482
                                                 ------------   -----------   -----------   -----------   -------------
LIABILITIES

Accrued adverse mortality and
   expense charges                                     84,826        62,480        29,974         5,824          12,285
                                                 ------------   -----------   -----------   -----------   -------------
      Total liabilities                                84,826        62,480        29,974         5,824          12,285
                                                 ------------   -----------   -----------   -----------   -------------
      Net assets                                 $ 84,856,342   $61,896,131   $30,185,923   $ 5,915,410   $  12,548,197
                                                 ============   ===========   ===========   ===========   =============
CONTRACT OWNERS' EQUITY:

Contracts in accumulation period
   (note 5)                                      $ 84,783,476   $61,835,032   $30,170,743   $ 5,888,296   $  12,542,675

Contracts in annuity period
   (note 2 and note 5)                                 72,866        61,099        15,180        27,114           5,522
                                                 ------------   -----------   -----------   -----------   -------------
      Total contract owners' equity              $ 84,856,342   $61,896,131   $30,185,923   $ 5,915,410   $  12,548,197
                                                 ============   ===========   ===========   ===========   =============
      Total units outstanding
        (note 5 and note 6)                        11,598,430     5,210,629     5,221,333       606,965       1,332,866
                                                 ============   ===========   ===========   ===========   =============
      Net asset value per unit                   $       7.32   $     11.88   $      5.78   $      9.75   $        9.41
                                                 ============   ===========   ===========   ===========   =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2003

                                                    MONEY                          HIGH                         GROWTH AND
                                                   MARKET          BOND           INCOME         BALANCED      INCOME STOCK
                                                 SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                 ----------     ----------      ----------      ----------      ----------
INVESTMENT INCOME (LOSS):

  Dividend income                              $    342,000    $  6,143,525    $  1,652,495    $  3,741,748    $  1,641,420
  Adverse mortality and expense charges
   (note 3)                                        (528,056)     (1,488,852)       (272,324)     (1,480,476)     (1,017,848)
                                               ------------    ------------    ------------    ------------    ------------
  Net investment income (loss)                     (186,056)      4,654,673       1,380,171       2,261,272         623,572
                                               ------------    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                   --              --              --              --              --
   Proceeds from sale of securities              67,441,238      20,581,567       1,023,296       5,455,011       1,668,066
   Cost of securities sold                      (67,441,238)    (20,475,984)     (1,024,460)     (6,281,135)     (2,141,864)
                                               ------------    ------------    ------------    ------------    ------------
   Net realized gain (loss) on security
    transactions                                         --         105,583          (1,164)       (826,124)       (473,798)
  Net change in unrealized appreciation
   or depreciation on investments                        --      (2,676,329)      2,412,241      18,049,611      21,260,402
                                               ------------    ------------    ------------    ------------    ------------
   Net gain (loss) on investments                        --      (2,570,746)      2,411,077      17,223,487      20,786,604
                                               ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations                    $   (186,056)   $  2,083,927    $  3,791,248    $ 19,484,759    $ 21,410,176
                                               ============    ============    ============    ============    ============

                                                  CAPITAL                         MULTI-CAP
                                                APPRECIATION       MID-CAP         GROWTH          GLOBAL      INTERNATIONAL
                                                   STOCK           STOCK           STOCK         SECURITIES       STOCK
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                ----------       ----------      ----------      ----------     ----------
INVESTMENT INCOME (LOSS):

  Dividend income                              $    325,060    $    245,386    $        163    $     42,704    $     53,636
  Adverse mortality and expense charges
   (note 3)                                        (690,269)       (502,702)       (204,564)        (48,007)        (88,647)
                                               ------------    ------------    ------------    ------------    ------------
  Net investment income (loss)                     (365,209)       (257,316)       (204,401)         (5,303)        (35,011)
                                               ------------    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                   --              --         127,962              --              --
   Proceeds from sale of securities               2,095,151       1,825,085         483,629         526,250         291,349
   Cost of securities sold                       (2,906,006)     (2,136,796)       (589,543)       (568,118)       (313,771)
                                               ------------    ------------    ------------    ------------    ------------
   Net realized gain (loss) on security
    transactions                                   (810,855)       (311,711)         22,048         (41,868)        (22,422)
  Net change in unrealized appreciation
   or depreciation on investments                16,725,572      12,591,387       5,394,404       1,584,037       2,541,200
                                               ------------    ------------    ------------    ------------    ------------
   Net gain (loss) on investments                15,914,717      12,279,676       5,416,452       1,542,169       2,518,778
                                               ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations                    $ 15,549,508    $ 12,022,360    $  5,212,051    $  1,536,866    $  2,483,767
                                               ============    ============    ============    ============    ============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 2003 and 2002

                                                  MONEY MARKET SUBACCOUNT              BOND SUBACCOUNT
                                                   2003             2002             2003             2002
                                                   ----             ----             ----             ----
OPERATIONS:

  Net investment income (loss)                 $    (186,056)   $     138,264    $   4,654,673    $   3,339,315
  Net realized gain (loss) on
   security transactions                                  --               --          105,583           33,715
  Net change in unrealized appreciation
   or depreciation on investments                         --               --       (2,676,329)       1,676,428
                                               -------------    -------------    -------------    -------------
    Change in net assets from operations            (186,056)         138,264        2,083,927        5,049,458
                                               -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                    92,204,788       91,498,649      144,703,770      116,027,098
  Cost of units repurchased                     (100,173,110)     (75,182,410)    (112,573,870)     (46,821,742)
  Actuarial adjustments for mortality
   experience on annuities in payment period              (7)          (9,278)             388          (23,175)
  Annuity benefit payments                           (15,549)          (1,017)          (6,263)          (2,155)
                                               -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                             (7,983,878)      16,305,944       32,124,025       69,180,026
                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets                 (8,169,934)      16,444,208       34,207,952       74,229,484

NET ASSETS:

  Beginning of period                             44,983,518       28,539,310      107,016,675       32,787,191
                                               -------------    -------------    -------------    -------------
  End of period                                $  36,813,584    $  44,983,518    $ 141,224,627    $ 107,016,675
                                               =============    =============    =============    =============

                                                HIGH INCOME STOCK SUBACCOUNT         BALANCED SUBACCOUNT
                                                   2003             2002             2003             2002
                                                   ----             ----             ----             ----
OPERATIONS:

  Net investment income (loss)                 $   1,380,171    $     817,808    $   2,261,272    $   2,246,693
  Net realized gain (loss) on
   security transactions                              (1,164)         (36,506)        (826,124)        (622,323)
  Net change in unrealized appreciation
   or depreciation on investments                  2,412,241         (493,976)      18,049,611      (13,496,593)
                                               -------------    -------------    -------------    -------------
    Change in net assets from operations           3,791,248          287,326       19,484,759      (11,872,223)
                                               -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                    37,567,358       16,330,259      120,605,296      108,442,290
  Cost of units repurchased                      (17,485,117)      (8,756,507)     (78,305,743)     (55,911,910)
  Actuarial adjustments for mortality
   experience on annuities in payment period              38           (9,483)          (4,195)          (3,910)
  Annuity benefit payments                            (6,620)          (1,203)         (63,995)         (13,481)
                                               -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                             20,075,659        7,563,066       42,231,363       52,512,989
                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets                 23,866,907        7,850,392       61,716,122       40,640,766

NET ASSETS:

  Beginning of period                             14,997,500        7,147,108      106,156,261       65,515,495
                                               -------------    -------------    -------------    -------------
  End of period                                $  38,864,407    $  14,997,500    $ 167,872,383    $ 106,156,261
                                               =============    =============    =============    =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                 For the Years Ended December 31, 2003 and 2002

                                                 GROWTH AND INCOME STOCK SUBACCOUNT     CAPITAL APPRECIATION STOCK SUBACCOUNT
                                                       2003                2002              2003                    2002
                                                       ----                ----              ----                    ----
OPERATIONS:

  Net investment income (loss)                   $     623,572         $    299,227     $    (365,209)          $    (357,208)
  Net realized gain (loss) on
   security transactions                              (473,798)            (725,809)         (810,855)               (643,043)
  Net change in unrealized appreciation
   or depreciation on investments                   21,260,402          (15,954,953)       16,725,572             (15,342,776)
                                                 -------------         ------------     -------------           -------------
    Change in net assets from operations            21,410,176          (16,381,535)       15,549,508             (16,343,027)
                                                 -------------         ------------     -------------           -------------

CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                     100,070,809           80,050,246        69,400,604              57,995,724
  Cost of units repurchased                        (61,937,509)         (43,323,654)      (46,197,962)            (31,109,313)
  Actuarial adjustments for mortality
   experience on annuities in payment period            (5,490)                (413)           (1,613)                   (495)
  Annuity benefit payments                             (10,940)             (16,162)           (8,739)                (12,708)
                                                 -------------         ------------     -------------           -------------
   Change in net assets from capital
    unit transactions                               38,116,870           36,710,017        23,192,290              26,873,208
                                                 -------------         ------------     -------------           -------------
Increase (decrease) in net assets                   59,527,046           20,328,482        38,741,798              10,530,181

NET ASSETS:

  Beginning of period                               67,894,138           47,565,656        46,114,544              35,584,363
                                                 -------------         ------------     -------------           -------------
  End of period                                  $ 127,421,184         $ 67,894,138     $  84,856,342           $  46,114,544
                                                 =============         ============     =============           =============

                                                      MID-CAP STOCK SUBACCOUNT            MULTI-CAP GROWTH STOCK SUBACCOUNT
                                                      2003                 2002             2003                    2002
                                                      ----                 ----             ----                    ----
OPERATIONS:

  Net investment income (loss)                   $    (257,316)        $   (159,444)    $    (204,401)          $    (103,340)
  Net realized gain (loss) on
   security transactions                              (311,711)             431,412            22,048                (248,907)
  Net change in unrealized appreciation
   or depreciation on investments                   12,591,387           (7,109,098)        5,394,404              (2,254,233)
                                                 -------------         ------------     -------------           -------------
    Change in net assets from operations            12,022,360           (6,837,130)        5,212,051              (2,606,480)
                                                 -------------         ------------     -------------           -------------

CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sales of units                      45,820,774           40,072,440        25,164,580              12,403,472
  Cost of units repurchased                        (29,934,486)         (19,823,921)      (11,395,789)             (6,252,250)
  Actuarial adjustments for mortality
   experience on annuities in payment period               115                 (746)              102                    (378)
  Annuity benefit payments                              (4,709)             (14,770)           (1,386)                 (7,752)
                                                 -------------         ------------     -------------           -------------
   Change in net assets from capital
    unit transactions                               15,881,694           20,233,003        13,767,507               6,143,092
                                                 -------------         ------------     -------------           -------------
Increase (decrease) in net assets                   27,904,054           13,395,873        18,979,558               3,536,612

NET ASSETS:

  Beginning of period                               33,992,077           20,596,204        11,206,365               7,669,753
                                                 -------------         ------------     -------------           -------------
  End of period                                  $  61,896,131         $ 33,992,077     $  30,185,923           $  11,206,365
                                                 =============         ============     =============           =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                 For the Years Ended December 31, 2003 and 2002

                                                     GLOBAL SECURITIES SUBACCOUNT         INTERNATIONAL STOCK SUBACCOUNT
                                                          2003           2002                 2003            2002
                                                          ----           ----                 ----            ----
OPERATIONS:

  Net investment income (loss)                       $     (5,303)   $    (19,698)        $    (35,011)   $     (1,558)
  Net realized gain (loss) on
   security transactions                                  (41,868)        (65,866)             (22,422)        (27,560)
  Net change in unrealized appreciation
   or depreciation on investments                       1,584,037        (707,114)           2,541,200        (400,213)
                                                     ------------    ------------         ------------    ------------
    Change in net assets from operations                1,536,866        (792,678)           2,483,767        (429,331)
                                                     ------------    ------------         ------------    ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sales of units                          6,606,980       4,333,952           11,366,783       6,750,834
  Cost of units repurchased                            (5,291,260)     (3,001,204)          (6,631,358)     (4,068,216)
  Actuarial adjustments for mortality
   experience on annuities in payment period                   58              60                   15            (304)
  Annuity benefit payments                                 (3,782)           (846)                (236)         (5,185)
                                                     ------------    ------------         ------------    ------------
   Change in net assets from capital
    unit transactions                                   1,311,996       1,331,962            4,735,204       2,677,129
                                                     ------------    ------------         ------------    ------------
Increase (decrease) in net assets                       2,848,862         539,284            7,218,971       2,247,798

NET ASSETS:

  Beginning of period                                   3,066,548       2,527,264            5,329,226       3,081,428
                                                     ------------    ------------         ------------    ------------
  End of period                                      $  5,915,410    $  3,066,548         $ 12,548,197    $  5,329,226
                                                     ============    ============         ============    ============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                          NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares) or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, a management investment company of the series type. It is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or their funds by the SEC.

     Ultra Series Fund currently has ten funds available as investment options under the Contracts. It may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  FEES AND CHARGES

     Contract Charges

     SURRENDER CHARGE/CONTINGENT DEFERRED SALES CHARGE (MEMBERS VARIABLE ANNUITY II ONLY). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

     ANNUAL RIDER CHARGES. The Company deducts a charge on each contract anniversary for each of two optional death benefit riders. For contracts issued prior to May 1, 2003, the charge is 0.15% of the average monthly contract value for the prior contract year. (1)

     TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15%.

(4)  INVESTMENT TRANSACTIONS

     The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2003, was as follows:

Money Market Fund..............................    $59,265,262
Bond Fund......................................     57,401,561
High Income Fund...............................     22,503,392
Balanced Fund..................................     50,011,133
Growth and Income Stock Fund...................     40,466,870
Capital Appreciation Stock Fund................     24,960,450
Mid-Cap Stock Fund.............................     17,477,636
Multi-Cap Growth Stock Fund....................     14,193,754
Global Securities Fund.........................      1,835,708
International Stock Fund.......................      4,998,607

(1) For contracts issued on or after May 1, 2003, the charge for one of these riders is 0.15%. The charge for the other is 0.20%.

(5)  ACCUMULATION UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 2003 and 2002, were as follows:

                                                    MONEY                             HIGH                            GROWTH AND
                                                   MARKET             BOND           INCOME           BALANCED       INCOME STOCK
                                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                 -----------      -----------      -----------      -----------      -----------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:

Outstanding at December 31, 2001                   2,766,278        2,969,752          696,051        6,878,166        5,518,625
Sold                                               8,854,540       10,158,882        1,598,640       12,292,410       10,577,378
Repurchased                                       (7,276,325)      (4,101,650)        (862,484)      (6,506,502)      (5,937,241)
                                                 -----------      -----------      -----------      -----------      -----------
Outstanding at December 31, 2002                   4,344,493        9,026,984        1,432,207       12,664,074       10,158,762
Sold                                               8,924,078       12,075,606        3,277,082       13,657,596       13,850,789
Repurchased                                       (9,697,600)      (9,406,476)      (1,540,488)      (8,976,039)      (8,690,802)
                                                 -----------      -----------      -----------      -----------      -----------
Outstanding at December 31, 2003                   3,570,971       11,696,114        3,168,801       17,345,631       15,318,749
                                                 -----------      -----------      -----------      -----------      -----------

UNITS FOR ANNUITIZED CONTRACTS:

Outstanding at December 31, 2001                          --              428              261            4,806            4,806
Sold                                                   2,504            9,113            2,596           28,829            5,734
Repurchased                                             (997)          (2,185)          (1,035)          (2,112)          (2,400)
                                                 -----------      -----------      -----------      -----------      -----------
Outstanding at December 31, 2002                       1,507            7,356            1,822           31,523            8,140
Sold                                                       2              410            2,732           15,020            6,310
Repurchased                                           (1,509)            (532)            (598)          (7,864)          (2,286)
                                                 -----------      -----------      -----------      -----------      -----------
Outstanding at December 31, 2003                          --            7,234            3,956           38,679           12,164
                                                 -----------      -----------      -----------      -----------      -----------

Total units outstanding December 31, 2003          3,570,971       11,703,348        3,172,757       17,384,310       15,330,913
                                                 ===========      ===========      ===========      ===========      ===========

                                                   CAPITAL                          MULTI-CAP
                                                 APPRECIATION       MID-CAP          GROWTH            GLOBAL       INTERNATIONAL
                                                    STOCK            STOCK            STOCK          SECURITIES          STOCK
                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                 -----------      -----------      -----------      -----------      -----------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:

Outstanding at December 31, 2001                   4,204,773        1,833,419        1,291,757          279,950          392,251
Sold                                               8,777,305        3,881,858        2,602,762          542,533          898,202
Repurchased                                       (4,940,000)      (2,006,072)      (1,340,287)        (384,286)        (542,965)
                                                 -----------      -----------      -----------      -----------      -----------
Outstanding at December 31, 2002                   8,042,078        3,709,205        2,554,232          438,197          747,488
Sold                                              10,934,868        4,495,375        4,962,537          853,747        1,432,954
Repurchased                                       (7,388,470)      (2,999,094)      (2,298,063)        (687,760)        (848,163)
                                                 -----------      -----------      -----------      -----------      -----------
Outstanding at December 31, 2003                  11,588,476        5,205,486        5,218,706          604,184        1,332,279
                                                 -----------      -----------      -----------      -----------      -----------

UNITS FOR ANNUITIZED CONTRACTS:

Outstanding at December 31, 2001                       5,014            2,961            1,976              100            1,033
Sold                                                   2,391            1,730            2,789            1,258                5
Repurchased                                           (2,255)          (1,632)          (1,875)            (106)            (769)
                                                 -----------      -----------      -----------      -----------      -----------
Outstanding at December 31, 2002                       5,150            3,059            2,890            1,252              269
Sold                                                   6,462            2,561               28            2,024              350
Repurchased                                           (1,658)            (477)            (291)            (495)             (32)
                                                 -----------      -----------      -----------      -----------      -----------
Outstanding at December 31, 2003                       9,954            5,143            2,627            2,781              587
                                                 -----------      -----------      -----------      -----------      -----------

Total units outstanding December 31, 2003         11,598,430        5,210,629        5,221,333          606,965        1,332,866
                                                 ===========      ===========      ===========      ===========      ===========

(6)  CONDENSED FINANCIAL INFORMATION

     The table below gives per unit information about the financial history of each subaccount for each period.

                                           MONEY MARKET                        BOND                           HIGH INCOME
                                            SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
                                            ----------                       ----------                        ----------
                                  2003        2002        2001       2003       2002        2001       2003      2002       2001
                                  ----        ----        ----       ----       ----        ----       ----      ----       ----
UNIT VALUE:

  Beginning of period           $  10.35    $  10.32    $ 10.06    $  11.85   $  11.04    $  10.31    $ 10.46   $ 10.26    $ 10.04

  End of period                    10.31       10.35      10.32       12.07      11.85       11.04      12.25     10.46      10.26

NET ASSETS AT END OF
  PERIOD (000S)                   36,814      44,984     28,539     141,225    107,017      32,787     38,864    14,998      7,147

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                    3,571       4,346      2,766      11,703      9,034       2,970      3,173     1,434        696

TOTAL RETURN(1)                    (0.39%)      0.29%      2.58%       1.86%      7.34%       7.08%     17.11%     1.95%      2.19%

INVESTMENT INCOME RATIO(2)          0.74%       1.48%      2.88%       4.75%      6.08%       9.11%      6.98%     8.45%     12.02%

EXPENSE RATIO(3)                    1.15%       1.15%      1.15%       1.15%      1.15%       1.15%      1.15%     1.15%      1.15%

                                            BALANCED                     GROWTH AND INCOME               CAPITAL APPRECIATION
                                        STOCK SUBACCOUNT                  STOCK SUBACCOUNT                 STOCK SUBACCOUNT
                                        ----------------                  ----------------                 ----------------
                                  2003        2002        2001       2003       2002        2001       2003      2002       2001
                                  ----        ----        ----       ----       ----        ----       ----      ----       ----
UNIT VALUE:

  Beginning of period           $   8.36    $   9.52    $  9.93    $   6.68   $   8.61    $   9.76    $  5.73   $  8.45    $  9.41

  End of period                     9.66        8.36       9.52        8.31       6.68        8.61       7.32      5.73       8.45

NET ASSETS AT END OF
  PERIOD (000S)                  167,872     106,156     65,515     127,421     67,894      47,566     84,856    46,115     35,584

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                   17,384      12,696      6,883      15,331     10,167       5,523     11,598     8,047      4,210

TOTAL RETURN(1)                    15.55%     (12.18%)    (4.13%)     24.40%    (22.42%)    (11.78%)    27.75%   (32.19%)   (10.20%)

INVESTMENT INCOME RATIO(2)          2.91%       3.61%      4.54%       1.85%      1.64%       1.63%      0.54%     0.29%      0.13%

EXPENSE RATIO(3)                    1.15%       1.15%      1.15%       1.15%      1.15%       1.15%      1.15%     1.15%      1.15%

                                             MID-CAP                       MULTI-CAP GROWTH                GLOBAL SECURITIES
                                            SUBACCOUNT                     STOCK SUBACCOUNT                   SUBACCOUNT
                                            ----------                     ----------------                   ----------
                                  2003        2002        2001       2003       2002        2001       2003      2002       2001
                                  ----        ----        ----       ----       ----        ----       ----      ----       ----
UNIT VALUE:

  Beginning of period           $   9.16    $  11.22    $ 10.21    $   4.38   $   5.93    $   8.68    $  6.98   $  9.02    $ 10.18

  End of period                    11.88        9.16      11.22        5.78       4.38        5.93       9.75      6.98       9.02

NET ASSETS AT END OF
  PERIOD (000S)                   61,896      33,992     20,596      30,186     11,206       7,670      5,915     3,067      2,527

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                    5,211       3,712      1,836       5,221      2,557       1,294        607       439        280

TOTAL RETURN(1)                    29.69%     (18.36%)     9.89%      31.96%    (26.14%)    (31.68%)    39.68%   (22.62%)   (11.39%)

INVESTMENT INCOME RATIO(2)          0.56%       0.61%      1.40%       0.00%      0.01%       0.00%      1.02%     0.49%      0.35%

EXPENSE RATIO(3)                    1.15%       1.15%      1.15%       1.15%      1.15%       1.15%      1.15%     1.15%      1.15%

                                                 INTERNATIONAL
                                                STOCK SUBACCOUNT
                                                ----------------
                                        2003          2002          2001
                                        ----          ----          ----
UNIT VALUE:

  Beginning of period                $     7.13    $     7.84    $     9.72

  End of period                            9.41          7.13          7.84

NET ASSETS AT END OF PERIOD (000S)       12,548         5,329         3,081

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                           1,333           748           393

TOTAL RETURN(1)                           31.98%        (9.06%)      (19.34%)

INVESTMENT INCOME RATIO(2)                 0.70%         1.11%         0.04%

EXPENSE RATIO(3)                           1.15%         1.15%         1.15%

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of CUNA Mutual Life Variable Annuity Account (comprising, respectively, the Money Market, Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities and International Stock Subaccounts for MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity) as of December 31, 2003, and the results of each of their operations and the changes in each of their net assets for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2003 with Ultra Series Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 11, 2004